Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Concentrate	$ 2,179	$ 2,488
Ore stockpile	715	753
Materials and supplies	2,396	2,494
Silver bullion	4	9
Total Inventories	$ 5,294	$ 5,744